Streaming Arrangement - silver stream reconciliations derivatives (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of streaming arrangement [Line Items]
Balance at beginning of year	R 0
Fair value movements on streaming arrangements	(854)	R 0	R 0
Balance at end of year	5,736	0
Streaming contract liabilities	455	0	85
Streaming contract liabilities	5,281	0	0
Silver stream
Disclosure of streaming arrangement [Line Items]
Balance at beginning of year	0
Balance at end of year	3,332	0
Silver stream | Silver derivative
Disclosure of streaming arrangement [Line Items]
Balance at beginning of year	0	0
Fair value movements on streaming arrangements	493	0
Increase (Decrease) Through Net Exchange Differences - Silver Derivative	32	0
Balance at end of year	525	0	R 0
Streaming contract liabilities	44	0
Streaming contract liabilities	R 481	R 0